Employee Benefit Plans (Accumulated Benefit Obligation in Excess of Plan Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Accumulated benefit obligation	$ 776	$ 127
Fair value of plan assets	$ 623	$ 53